Other accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other accounts payable and accrued expenses
Note 9. Other accounts payable and accrued expenses

	December 31, 2023	December 31, 2022
Governmental institution	$2,646	$1,227
Employees and related expenses	34,111	33,495
Income tax payable	833	2,853
Accrued expenses	6,161	6,244
Advances from customers	862	628
Other	232	1,006
	$44,845	$45,453